FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of assets and liabilities that are measured at fair value on a recurring basis

The following table sets forth the Company’s financial assets subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of June 30, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment —
Certificates of deposit	$—	$505	$—	$505
Restricted cash	34,267	—	—	34,267
Total assets	$34,267	$505	$—	$34,772

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment–
Certificates of deposit	$—	$505	$—	$505
Restricted cash	26,006	—	—	26,006
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificates of deposit	$—	$505	$—	$505
Restricted cash – short term	11,278	—	—	11,278
Restricted cash – long term	14,728	—	—	14,728
Total assets	$26,006	$505	$—	$26,511
Liabilities:
Convertible preferred share warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment−
Certificate of deposit	$—	$505	$—	$505
Restricted cash – short term	19,767	—	—	19,767
Restricted cash – long term	8,200	—	—	8,200
Total assets	$27,967	$505	$—	$28,472
Liabilities:
Convertible preferred share warrant liability	$—	$—	$1,755	$1,755
Contingent forward contracts liability	—	—	30,844	30,844
Total liabilities	$—	$—	$32,599	$32,599

Schedule of significant inputs

December 31,
2020
Volatility	50.00%
Expected term (in years)	0.5 – 1.5
Risk-free rate	0.09 – 0.12%
Expected dividend rate	0.00%

	As of December 31,
	2020	2019
Volatility	50.0%	55.0%
Expected term (in years)	0.5 – 1.5	2.3
Risk-free rate	0.09 – 0.12%	1.59%
Expected dividend rate	0.0%	0.0%

Churchill Capital Corp IV
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		June 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$2,070,290,785	$2,070,086,006
Liabilities:
Warrant liability – Public Warrants	1	658,260,000	62,928,000
Warrant liability – Private Placement Warrants	3	910,991,000	79,272,500
Conversion option liability	3	30,394,794	—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$2,070,086,006

Liabilities:
Warrant Liability – Public Warrants	1	$62,928,000
Warrant Liability – Private Placement Warrants	3	$79,272,500

Schedule of significant inputs

	June 30,	March 31,	December 31,
	2021	2021	2020
Exercise price	$11.50	$11.50	$11.50
Stock price	$28.82	$23.18	$10.01
Volatility	76.52%	40%	30%
Probability of completing a Business Combination	95%	90%	80%
Term	5.06	5.23	5.33
Risk-free rate	0.88%	0.97%	0.50%
Dividend yield	0.0%	0.0%	0.0%

As of issuance and December 31, 2020, the estimated fair value of Warrant Liability — Private Placement Warrants were determined using a Black-Scholes valuation and based on the following significant inputs:

	At	As of December 31,
	issuance	2020
Exercise price	$11.50	$11.50
Stock price	$9.80	$10.01
Volatility	19.8%	30%
Probability of completing a Business Combination	80.0%	80%
Term	5.33	5.33
Risk-free rate	0.34%	0.50%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities

Private
Placement
Warrants
January 1, 2021	$79,272,500
Change in fair value	454,210,000
Fair value as of March 31, 2021	533,482,500
Change in fair value	377,508,500
Fair value as of June 30, 2021	910,991,000

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 30, 2020 (inception)	$—	$—	$—
Initial measurement on July 30, 2020	42,850,000	40,572,000	83,422,000
Change in valuation inputs or other assumptions	36,422,500	22,356,000	58,778,500
Fair value as of December 31, 2020	$79,272,500	$62,928,000	$142,200,500